Fair Value Measurements (Details) - Schedule of Disclosure in Tabular form of Significant Unobservable Inputs Used in the Measurement of Forward Purchase Agreement Liability - Forward Purchase Agreement Liability [Member]
Dec. 31, 2022
3/29/2023 [Member] | Common Stock Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	10.35
3/29/2023 [Member] | Probability of completing BC [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	14
3/29/2023 [Member] | Maximum Term yrs [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	3.74
3/29/2023 [Member] | Risk Free Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	3.74
3/29/2023 [Member] | Implied Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	2.9
3/31/2023 [Member]] | Common Stock Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	10.22
3/31/2023 [Member]] | Probability of completing BC [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	14
3/31/2023 [Member]] | Maximum Term yrs [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	3.73
3/31/2023 [Member]] | Risk Free Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	3.68
3/31/2023 [Member]] | Implied Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	3.5
6/30/2023 [Member] | Common Stock Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	10.43
6/30/2023 [Member] | Probability of completing BC [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	14
6/30/2023 [Member] | Maximum Term yrs [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	3.48
6/30/2023 [Member] | Risk Free Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	3.74
6/30/2023 [Member] | Implied Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	2.3